Expenses by Nature	3 Months Ended
Mar. 31, 2026
Expenses by Nature [Abstract]
Expenses by nature

26 Expenses by nature

Expenses by nature are disclosed as follows:

	Three-month period ended March 31,
	2026	2025
Cost of sales
Cost of inventories, raw materials and production inputs	(16,447,846)	(14,344,924)
Salaries and benefits	(2,291,793)	(2,082,712)
Depreciation and amortization	(544,398)	(474,333)
	(19,284,037)	(16,901,969)

Selling
Freights and selling expenses	(1,011,303)	(930,585)
Salaries and benefits	(152,331)	(132,653)
Depreciation and amortization	(24,002)	(18,469)
Advertising and marketing	(87,960)	(77,812)
Commissions	(23,355)	(17,519)
Net impairment losses	(3,595)	(10,559)
	(1,302,546)	(1,187,597)

General and administrative
Salaries and benefits	(311,708)	(282,862)
Fees, services held and general expenses	(165,689)	(147,400)
Depreciation and amortization	(49,088)	(42,842)
DOJ - departament of justice and Antitrust agreements	(24,644)	(79,548)
Donations and social programs (1)	(4,495)	(3,775)
	(555,624)	(556,427)

(1)	Refers to donations made to Instituto J&F regarding improvements on school’s building, the social program “Fazer o Bem Faz Bem” created by the Group to support actions for social transformation where the indirect subsidiary JBS S.A. is present and donations to Fundo JBS Pela Amazônia.

For the three-month period ended March 31, 2026, the Group incurred expenses with internal research and development, in the amount of US$1,167 (US$1,189 for the three-month period ended March 31, 2025).

26.1 Other income and expenses

Other Income: For the three-month period ended March 31, 2026, the Group has recorded other income totaling US$41,684 (US$30,345 for the three-month period ended March 31, 2025), primarily related to gains on asset sales amounting to US$25,527 (US$16,055 for the three-month period ended March 31, 2025), tax credits from prior periods totaling US$2,135 (US$1,646 for the three-month period ended March 31, 2025), rental income totaling US$1,683, carbon credits totaling US$2,439 among other non-significant items.

Other Expenses: For the three-month period ended March 31, 2026, the Group has recorded other expenses totaling US$23,614 (US$27,957 for the three-month period ended March 31, 2025), mainly related to restructuring expenses amounting to US$2,439 (US$17,002 for the three-month period ended March 31, 2025), losses on asset sales totaling US$21,640 (US$3,994 for the three-month period ended March 31, 2025), among other non-significant items.